Other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ (57,395)
Other comprehensive income (loss) before reclassifications	78,757
Reclassifications out of accumulated other comprehensive income (loss)	(726)	[1]
Net change during the period	78,031
Balance at end of period	20,636
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(38,875)
Other comprehensive income (loss) before reclassifications	66,707
Reclassifications out of accumulated other comprehensive income (loss)	(128)	[1]
Net change during the period	66,579
Balance at end of period	27,704
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(28,518)
Other comprehensive income (loss) before reclassifications	8,708
Reclassifications out of accumulated other comprehensive income (loss)	1,001	[1]
Net change during the period	9,709
Balance at end of period	(18,809)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	9,998
Other comprehensive income (loss) before reclassifications	3,342
Reclassifications out of accumulated other comprehensive income (loss)	(1,599)	[1]
Net change during the period	1,743
Balance at end of period	¥ 11,741

[1]	Reclassifications out of accumulated other comprehensive income (loss) are as follows: